Fresh-Start Reporting (Estimate of Reorganization Value of Assets) (Details) $ in Millions	Oct. 03, 2016 USD ($)
Business enterprise value	$ 10,500
Successor
Business enterprise value	10,500
Cash excluded from business enterprise value	1,594
Deferred asset related to prepaid capital lease obligation	38
Current liabilities, excluding short-term portion of debt and capital leases	1,123
Noncurrent, non-interest bearing liabilities	1,906
Vistra Energy reorganization value of assets	$ 15,161